FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE

The following tables set forth the Company’s unaudited financial assets and liabilities measured at fair value by level within the fair value hierarchy as of September 30, 2021 and December 31, 2020. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3
Convertible Bridge Notes	$-	$-	$-	$-
Fair value as of September 30, 2021	$-	$-	$-	$-

	Total	Level 1	Level 2	Level 3
Convertible Bridge Notes	$3,598,000	$-	$-	$3,598,000
Fair value as of December 31, 2020	$3,598,000	$-	$-	$3,598,000

	Fair value at
	December 31, 2020	Level 1	Level 2	Level 3
Convertible Bridge Notes	$3,598,000	$-	$-	$
Total	$3,598,000	$-	$-	$

	Fair value at
	December 31, 2019	Level 1	Level 2	Level 3
Convertible Bridge Notes	$2,473,000	$-	$-	$2,473,000
Total	$2,473,000	$-	$-	$2,473,000

SCHEDULE OF RECONCILIATION OF LEVEL 3 CONVERSION OPTION LIABILITY

The following tables present a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that use significant unobservable inputs (Level 3) that has been recorded in the condensed consolidated balance sheets which is as follows:

Fair value, December 31, 2020	$3,598,000
Accrued interest	35,983
Conversion to shares of common stock	(3,633,983)
Fair value, September 30, 2021	$-

Year Ended December 31, 2020
Fair value, December 31, 2019	$2,473,000
Accrued interest	485,336
Conversions of debt and accrued interest to shares of common stock	(2,530,572)
Amortization of debt issuance costs	-
Net unrealized loss on convertible bridge notes	3,170,236
Fair value, December 31, 2020	$3,598,000

Year Ended December 31, 2019
Fair value, December 31, 2018	$2,960,000
Issuances of debt	30,000
Accrued interest	535,877
Amortization of debt issuance costs	5,000
Net unrealized gain on convertible bridge notes	(1,057,877)
Fair value, December 31, 2019	$2,473,000